Receivables (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Summary of Financing Receivables

A summary of financing receivables included in the consolidated balance sheets as of December 31, 2013 and 2012 is as follows:

	2013	2012
	(in millions)
Retail	$12,730	$11,760
Wholesale	9,111	8,049
Other	135	230

	$21,976	$20,039

Maturities of Financing Receivables

Contractual maturities of financing receivables as of December 31, 2013 are as follows:

Amount
(in millions)
2014	$13,241
2015	3,262
2016	2,287
2017	1,715
2018	1,069
2019 and thereafter	402

Total	$21,976

Summary of Aging of Receivables

The aging of financing receivables as of December 31, 2013 and 2012 is as follows (in millions):

	2013
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail
NAFTA	$18	$5	$3	$26	$8,336	$8,362	$30	$8,392
EMEA	75	21	8	104	1,524	1,628	220	1,848
LATAM	4	—	—	4	1,651	1,655	51	1,706
APAC	40	9	6	55	727	782	2	784

Total Retail	$137	$35	$17	$189	$12,238	$12,427	$303	$12,730

Wholesale
NAFTA	$—	$—	$—	$—	$3,536	$3,536	$30	$3,566
EMEA	180	36	1	217	4,052	4,269	241	4,510
LATAM	—	—	—	—	796	796	1	797
APAC	4	5	18	27	211	238	—	238

Total Wholesale	$184	$41	$19	$244	$8,595	$8,839	$272	$9,111

	2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail
NAFTA	$19	$5	$3	$27	$7,201	$7,228	$29	$7,257
EMEA	129	47	—	176	1,692	1,868	280	2,148
LATAM	3	—	—	3	1,218	1,221	94	1,315
APAC	28	8	1	37	997	1,034	6	1,040

Total Retail	179	60	4	243	11,108	11,351	409	11,760

Wholesale
NAFTA	$—	$—	$—	$—	$3,192	$3,192	$61	$3,253
EMEA	141	51	—	192	3,522	3,714	194	3,908
LATAM	—	—	—	—	648	648	1	649
APAC	2	—	—	2	237	239	—	239

Total Wholesale	$143	$51	$—	$194	$7,599	$7,793	$256	$8,049

Allowance for Credit Losses Activity

Allowance for credit losses activity for the three years ended December 31, 2013, 2012 and 2011 is as follows (in millions):

	December 31, 2013
	Retail	Wholesale	Other	Total
Opening Balance	$661	$120	$1	$782
Provision	62	1	—	63
charge-offs, net of recoveries	(111)	(8)	—	(119)
Foreign Currency Translation and Other	1	(1)	—	—

Ending Balance	613	112	1	726

Ending Balance: Individually Evaluated for Impairment	292	101	—	393

Ending Balance: Collectively Evaluated for Impairment	321	11	1	333

Receivables:
Ending Balance	12,730	9,111	135	21,976

Ending Balance: Individually Evaluated for Impairment	569	742	—	1,311

Ending Balance: Collectively Evaluated for Impairment	$12,161	$8,369	$135	$20,665

	December 31, 2012
	Retail	Wholesale	Other	Total
Opening Balance	$635	$95	$—	$730
Provision	90	33	1	124
charge-offs, net of recoveries	(128)	(8)	—	(136)
Foreign Currency Translation and Other	64	—	—	64

Ending Balance	661	120	1	782

Ending Balance: Individually Evaluated for Impairment	247	108	—	355

Ending Balance: Collectively Evaluated for Impairment	414	12	1	427

Receivables:
Ending Balance	11,760	8,049	230	20,039

Ending Balance: Individually Evaluated for Impairment	531	788	—	1,319

Ending Balance: Collectively Evaluated for Impairment	$11,229	$7,261	$230	$18,720

	December 31, 2011
	Retail	Wholesale	Other	Total
Opening Balance	$546	$112	$—	$658
Provision	362	19	—	381
charge-offs, net of recoveries	(376)	(50)	—	(426)
Foreign Currency Translation and Other	103	14	—	117

Ending Balance	635	95	—	730

Ending Balance: Individually Evaluated for Impairment	236	66	—	302

Ending Balance: Collectively Evaluated for Impairment	399	29	—	428

Receivables:
Ending Balance	11,041	6,783	129	17,953

Ending Balance: Individually Evaluated for Impairment	517	590	—	1,107

Ending Balance: Collectively Evaluated for Impairment	$10,524	$6,193	$129	$16,846

Summary of Financing Receivable Impairment

Financing receivables are considered impaired when it is probable the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, or have provided bankruptcy notification, or require significant collection efforts. Receivables, which are impaired, are generally classified as non-performing.

	2013				2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With no related allowance
Retail
NAFTA	$17	$17	$—	$11	$6	$6	$—	$5
EMEA	$—	$—	$—	$—	$—	$—	$—	$—
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
Wholesale
NAFTA	$—	$—	$—	$—	$—	$—	$—	$—
EMEA	$42	$42	$—	$40	$130	$130	$—	$128
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
NAFTA	$27	$27	$13	$30	$43	$38	$28	$52
EMEA	$447	$447	$249	$473	$478	$478	$216	$522
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$78	$78	$30	$69	$4	$4	$3	$4
Wholesale
NAFTA	$31	$30	$6	$34	$62	$61	$10	$72
EMEA	$644	$644	$78	$655	$501	$501	$71	$568
LATAM	$13	$11	$10	$14	$80	$77	$19	$76
APAC	$12	$12	$7	$14	$15	$16	$8	$17
Total
Retail	$569	$569	$292	$583	$531	$526	$247	$583
Wholesale	$742	$739	$101	$757	$788	$785	$108	$861

Carrying Amount of Restricted Assets Included In Financing Receivables

At December 31, 2013 and 2012, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	2013	2012
Retail note and finance lease receivables	$8,960	$8,209
Wholesale receivables	6,042	5,571

Total	$15,002	$13,780